Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Schedule of Inventories

Inventories consist primarily of containers, modular buildings and mobile offices held for sale or lease and are comprised of the following (in thousands):

	June 30,	December 31,
	2012	2012
Finished goods	$30,053	$39,124
Work in progress	1,153	1,569
Raw materials	—	1,779

	$31,206	$42,472

Inventories consist primarily of containers, modular buildings and mobile offices held for sale or lease and are comprised of the following (in thousands):

	June 30,
	2011	2012
Finished goods	$20,661	$30,053
Work in progress	281	1,153

	$20,942	$31,206

Property, Plant and Equipment

Property, plant and equipment consist of the following (in thousands):

	Estimated Useful Life	June 30,	December 31,
		2012	2012
Land	—	$2,016	$2,286
Building and improvements	10 – 40 years	1,020	3,341
Transportation and plant equipment (including capital lease assets)	3 – 20 years	18,196	22,674
Furniture, fixtures and office equipment	3 – 10 years	3,589	3,908

		24,821	32,209
Less accumulated depreciation and amortization		(12,089)	(13,774)

		$12,732	$18,435

Property, plant and equipment consist of the following (in thousands):

	Estimated Useful Life	June 30,
		2011	2012
Land	—	$2,064	$2,016
Building	40 years	1,027	1,020
Transportation and plant equipment (including capital lease assets)	3 – 10 years	15,914	18,196
Furniture, fixtures and office equipment	3 – 10 years	3,273	3,589

		22,278	24,821
Less accumulated depreciation and amortization		(9,626)	(12,089)

		$12,652	$12,732

Reconciliation of Weighted Average Shares Outstanding

The following is a reconciliation of weighted average shares outstanding used in calculating earnings per common share:

	Quarter Ended December 31,		Six Months Ended December 31,
	2011	2012	2011	2012
Basic	22,013,299	22,026,631	22,013,299	22,025,690
Assumed exercise of warrants	—	155,718	—	155,718
Assumed exercise of stock options	241,965	448,845	241,868	448,845
Assumed exercise of convertible preferred stock	—	—	—	—

Diluted	22,255,264	22,631,194	22,255,167	22,630,253

The following is a reconciliation of weighted average shares outstanding used in calculating earnings per common share:

	Year Ended June 30,
	2011	2012
Basic	22,013,299	22,013,401
Assumed exercise of warrants	—	—
Assumed exercise of stock options	—	286,224

Diluted	22,013,299	22,299,625

Change in Balance of Goodwill

The change in the balance of goodwill was as follows (in thousands)

	June 30,
	2011	2012
Beginning of year	$67,919	$68,948
Additions to goodwill	—	999
Foreign translation effect	6,887	(1,498)
Impairment of goodwill	(5,858)	—

End of year	$68,948	$68,449

Intangible Assets with Finite Useful Lives

Intangible assets consist of the following (in thousands):

	June 30,
	2011	2012
Trademark and trade name	$2,500	$2,542
Customer base and lists	37,224	36,431
Non-compete agreements	7,313	7,321
Deferred financing costs	1,948	1,933
Other	1,372	1,618

	50,357	49,845
Less accumulated amortization	(26,999)	(31,687)

	$ 23,358	$ 18,158

Estimated Future Amortization of Intangible Assets with Finite Useful Lives

The estimated future amortization of intangible assets with finite useful lives as of June 30, 2012 is as follows (in thousands):

Year Ending June 30,
2013	$5,090
2014	3,414
2015	2,314
2016	2,235
2017	2,485
Thereafter	78

$15,616